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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2004
                                               ----------------

Check here if Amendment [   ]; Amendment Number:
 This Amendment (Check only one):   [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Peter B. Cannell
Address: 645 Madison Avenue, 8th Floor
         New York, NY 10022


Form 13F File Number:      28-01221
                              -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Paul Mittelman
Title:   Compliance Officer
Phone:   212-752-5255

Signature, Place, and Date of Signing:


  /s/         Paul Mittelman                  New York, NY          08/09/04
      -------------------------------   -----------------------    ----------
               [Signature]                    [City, State]          [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and portions are reported by other reporting manager(s).)



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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                             3
                                        ------------------------

Form 13F Information Table Entry Total:                      121
                                        ------------------------

Form 13F Information Table Value Total:                1,042,912
                                        ------------------------
                                                     (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



              NONE

  No.         Form 13F File Number           Name

   1          28 - 10208                     Richmond Enterprises, Inc.
 -----             -------------------       --------------------------


   2          28 - 10207                     New York Community Bank
 -----             -------------------       -----------------------


   3          28 - 10200                     New York Community Bancorp, Inc.
 -----             -------------------       --------------------------------


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

                                                                     FORM 13F                                  VOTING AUTHORITY
                                                           VALUE     SHARES/    SH/  PUT/  INVSTMT   OTHER  -----------------------
NAME OF ISSUER                 TITLE OF CLASS     CUSIP    (x$1000)  PRN AMT    PRN  CALL  DSCRETN    MANA   SOLE     SHARED   NONE
--------------                 --------------   ---------  --------  --------   ---  ----  -------   -----  --------- -------  ----
ABBOTT LABS                    COM              002824100        958      23500  SH        DEFINED   1,2,3      23500
AFLAC INC                      COM              001055102       6223     152490  SH        DEFINED   1,2,3     152490
AGILENT TECHNOLOGIES INC       COM              00846U101       1855      63350  SH        DEFINED   1,2,3      63350
ALEXANDER & BALDWIN INC        COM              014482103       2268      67800  SH        DEFINED   1,2,3      67800
ALICO INC                      COM              016230104        751      18710  SH        DEFINED   1,2,3      18710
ALLERGAN INC                   COM              018490102       4033      45050  SH        DEFINED   1,2,3      45050
AMB PROPERTY CORP              COM              00163T109       9938     286975  SH        DEFINED   1,2,3     286975
AMERICAN FINL RLTY TR          COM              02607P305        272      19050  SH        DEFINED   1,2,3      19050
AMERICAN INTL GROUP INC        COM              026874107       2629      36884  SH        DEFINED   1,2,3      36884
AMGEN INC                      COM              031162100        682      12500  SH        DEFINED   1,2,3      12500
ANADARKO PETE CORP             COM              032511107       2141      36540  SH        DEFINED   1,2,3      36540
ANALOG DEVICES INC             COM              032654105      47733    1013880  SH        DEFINED   1,2,3    1013880
APACHE CORP                    COM              037411105       4137      95000  SH        DEFINED   1,2,3      95000
APPLERA CORP                   COM AP BIO GRP   038020103       1060      48750  SH        DEFINED   1,2,3      48750
AUTOMATIC DATA PROCESSING IN   COM              053015103        595      14210  SH        DEFINED   1,2,3      14210
BANK MUTUAL CORP NEW           COM              063750103        154      14134  SH        DEFINED   1,2,3      14134
BANK HAWAII CORP               COM              062540109        972      21500  SH        DEFINED   1,2,3      21500
BAXTER INTL INC                COM              071813109       3053      88475  SH        DEFINED   1,2,3      88475
BERKSHIRE HATHAWAY INC DEL     CL A             084670108        534          6  SH        DEFINED   1,2,3          6
BERKSHIRE HATHAWAY INC DEL     CL B             084670207       1684        570  SH        DEFINED   1,2,3        570
BRASCAN CORP                   CL A LTD VT SH   10549P606      51027    1806898  SH        DEFINED   1,2,3    1806898
BRISTOL MYERS SQUIBB CO        COM              110122108       1055      43050  SH        DEFINED   1,2,3      43050
BROOKFIELD HOMES CORP          COM              112723101      31321    1195900  SH        DEFINED   1,2,3    1195900
CAPITOL FED FINL               COM              14057C106       4016     134300  SH        DEFINED   1,2,3     134300
CARDINAL HEALTH INC            COM              14149Y108        708      10100  SH        DEFINED   1,2,3      10100
CASCADE NAT GAS CORP           COM              147339105       1773      80335  SH        DEFINED   1,2,3      80335
CELGENE CORP                   COM              151020104       1434      25050  SH        DEFINED   1,2,3      25050
CENTENE CORP DEL               COM              15135B101      15732     408100  SH        DEFINED   1,2,3     408100
CHARTER FINL CORP WEST PT GA   COM              16122M100       4074     119825  SH        DEFINED   1,2,3     119825
CHEESECAKE FACTORY INC         COM              163072101      12065     303225  SH        DEFINED   1,2,3     303225
CHEVRONTEXACO CORP             COM              166764100        651       6914  SH        DEFINED   1,2,3       6914
CIMAREX ENERGY CO              COM              171798101      12663     418900  SH        DEFINED   1,2,3     418900
CISCO SYS INC                  COM              17275R102        688      29040  SH        DEFINED   1,2,3      29040
CITADEL BROADCASTING CORP      COM              17285T106      18621    1278050  SH        DEFINED   1,2,3    1278050
COLGATE PALMOLIVE CO           COM              194162103        729      12480  SH        DEFINED   1,2,3      12480
COUNTRYWIDE FINANCIAL CORP     COM              222372104      40261     573115  SH        DEFINED   1,2,3     573115
CREE INC                       COM              225447101       1574      68000  SH        DEFINED   1,2,3      68000
DIEBOLD INC                    COM              253651103       1893      35800  SH        DEFINED   1,2,3      35800
DISNEY WALT CO                 COM              254687106        962      37746  SH        DEFINED   1,2,3      37746
DOMINION RES INC VA NEW        COM              25746U109        789      12511  SH        DEFINED   1,2,3      12511
DUKE ENERGY CORP               COM              264399106       1572      77500  SH        DEFINED   1,2,3      77500
ECHOSTAR COMMUNICATIONS NEW    CL A             278762109      21785     708450  SH        DEFINED   1,2,3     708450
ETHAN ALLEN INTERIORS INC      COM              297602104       3052      85000  SH        DEFINED   1,2,3      85000
EXXON MOBIL CORP               COM              30231G102       1568      35308  SH        DEFINED   1,2,3      35308
FIRST DATA CORP                COM              319963104       6697     150431  SH        DEFINED   1,2,3     150431
FORDING CDN COAL TR            TR UNIT          345425102        232       5500  SH        DEFINED   1,2,3       5500
GENERAL ELEC CO                COM              369604103        384      11855  SH        DEFINED   1,2,3      11855
GOVERNMENT PPTYS TR INC        COM              38374W107       1541     147500  SH        DEFINED   1,2,3     147500
HARLEY DAVIDSON INC            COM              412822108        372       6000  SH        DEFINED   1,2,3       6000
HEINZ H J CO                   COM              423074103        619      15800  SH        DEFINED   1,2,3      15800
HOUSTON EXPL CO                COM              442120101      15019     289710  SH        DEFINED   1,2,3     289710
HUDSON CITY BANCORP            COM              443683107      42233    1262950  SH        DEFINED   1,2,3    1262950
INTERNATIONAL BUSINESS MACHS   COM              459200101        282       3200  SH        DEFINED   1,2,3       3200
INTERNATIONAL RECTIFIER CORP   COM              460254105       1808      43650  SH        DEFINED   1,2,3      43650
JOHNSON & JOHNSON              COM              478160104       3029      54378  SH        DEFINED   1,2,3      54378
KERR MCGEE CORP                COM              492386107      30500     567226  SH        DEFINED   1,2,3     567226
KIMCO REALTY CORP              COM              49446R109       2837      62350  SH        DEFINED   1,2,3      62350
KINDER MORGAN INC KANS         COM              49455P101       7186     121200  SH        DEFINED   1,2,3     121200
KYPHON INC                     COM              501577100       4706     167000  SH        DEFINED   1,2,3     167000
LENNAR CORP                    CL A             526057104       3986      89125  SH        DEFINED   1,2,3      89125




M&T BK CORP                    COM              55261F104       2436      27907  SH        DEFINED   1,2,3      27907
MANPOWER INC                   COM              56418H100        204       4027  SH        DEFINED   1,2,3       4027
MASSEY ENERGY CORP             COM              576206106      48847    1731565  SH        DEFINED   1,2,3    1731565
MERCK & CO INC                 COM              589331107        572      12050  SH        DEFINED   1,2,3      12050
MERCURY COMPUTER SYS           COM              589378108      21587     870425  SH        DEFINED   1,2,3     870425
MFA MTG INVTS INC              COM              55272X102       7499     842600  SH        DEFINED   1,2,3     842600
MICROSOFT CORP                 COM              594918104       1322      46280  SH        DEFINED   1,2,3      46280
MILLIPORE CORP                 COM              601073109       1232      21850  SH        DEFINED   1,2,3      21850
MONTPELIER RE HOLDINGS LTD     SHS              G62185106      36520    1044910  SH        DEFINED   1,2,3    1044910
MURPHY OIL CORP                COM              626717102       4230      57400  SH        DEFINED   1,2,3      57400
MVC CAP                        COM              553829102        378      40000  SH        DEFINED   1,2,3      40000
NEW YORK COMNTY BANCORP INC    COM              649445103      12946     659488  SH        DEFINED   1,2,3     659488
NEWALLIANCE BANCSHARES INC     COM              650203102        209      15000  SH        DEFINED   1,2,3      15000
NORANDA INC                    COM              655422103      14338     835050  SH        DEFINED   1,2,3     835050
NORTHROP GRUMMAN CORP          COM              666807102      12974     241600  SH        DEFINED   1,2,3     241600
NORTHWEST NAT GAS CO           COM              667655104        287       9400  SH        DEFINED   1,2,3       9400
ORACLE CORP                    COM              68389X105        143      12000  SH        DEFINED   1,2,3      12000
PALL CORP                      COM              696429307       1992      76050  SH        DEFINED   1,2,3      76050
PEP BOYS MANNY MOE & JACK      COM              713278109      36412    1436365  SH        DEFINED   1,2,3    1436365
PEPSICO INC                    COM              713448108        601      11155  SH        DEFINED   1,2,3      11155
PFIZER INC                     COM              717081103        396      11550  SH        DEFINED   1,2,3      11550
PIONEER NAT RES CO             COM              723787107      31474     897200  SH        DEFINED   1,2,3     897200
PMC COML TR                    COM              693434102       6535     453800  SH        DEFINED   1,2,3     453800
POGO PRODUCING CO              COM              730448107      40179     813350  SH        DEFINED   1,2,3     813350
POLARIS INDS INC               COM              731068102       1018      21200  SH        DEFINED   1,2,3      21200
PRINCIPAL FINANCIAL GROUP IN   COM              74251V102       1104      31750  SH        DEFINED   1,2,3      31750
PROCTER & GAMBLE CO            COM              742718109        679      12464  SH        DEFINED   1,2,3      12464
PRUDENTIAL FINL INC            COM              744320102        632      13600  SH        DEFINED   1,2,3      13600
QUEST DIAGNOSTICS INC          COM              74834L100        934      11000  SH        DEFINED   1,2,3      11000
QUINTON CARDIOLOGY SYS INC     COM              748773108      12585    1242315  SH        DEFINED   1,2,3    1242315
RAINIER PAC FINL GROUP INC     COM              75087U101        450      27543  SH        DEFINED   1,2,3      27543
RAYONIER INC                   COM              754907103      36632     824119  SH        DEFINED   1,2,3     824119
REGENCY CTRS CORP              COM              758849103       2587      60300  SH        DEFINED   1,2,3      60300
RESMED INC                     COM              761152107      14574     285990  SH        DEFINED   1,2,3     285990
SAFECO CORP                    COM              786429100      20665     469650  SH        DEFINED   1,2,3     469650
SCHERING PLOUGH CORP           COM              806605101       2085     112800  SH        DEFINED   1,2,3     112800
SCOTTS CO                      CL A             810186106      36335     568800  SH        DEFINED   1,2,3     568800
SHARPER IMAGE CORP             COM              820013100       1345      42850  SH        DEFINED   1,2,3      42850
SIGMA ALDRICH CORP             COM              826552101       3195      53600  SH        DEFINED   1,2,3      53600
SLM CORP                       COM              78442P106       8228     203411  SH        DEFINED   1,2,3     203411
SOUTHWESTERN ENERGY CO         COM              845467109       5376     187500  SH        DEFINED   1,2,3     187500
ST JOE CO                      COM              790148100       1802      45400  SH        DEFINED   1,2,3      45400
STANCORP FINL GROUP INC        COM              852891100       2734      40800  SH        DEFINED   1,2,3      40800
STANLEY WKS                    COM              854616109      42678     936330  SH        DEFINED   1,2,3     936330
TELEFLEX INC                   COM              879369106      43606     869520  SH        DEFINED   1,2,3     869520
TIERONE CORP                   COM              88650R108      28109    1306800  SH        DEFINED   1,2,3    1306800
UNILEVER N V                   N Y SHS NEW      904784709       1853      27054  SH        DEFINED   1,2,3      27054
VASOGEN INC                    COM              92232F103       2254     464800  SH        DEFINED   1,2,3     464800
VENTANA MED SYS INC            COM              92276H106        383       8050  SH        DEFINED   1,2,3       8050
VERIZON COMMUNICATIONS         COM              92343V104        527      14564  SH        DEFINED   1,2,3      14564
W P CAREY & CO LLC             COM              92930Y107        643      21600  SH        DEFINED   1,2,3      21600
WASHINGTON FED INC             COM              938824109       3929     163710  SH        DEFINED   1,2,3     163710
WATTS WATER TECHNOLOGIES INC   CL A             942749102       1329      49300  SH        DEFINED   1,2,3      49300
WEINGARTEN RLTY INVS           SH BEN INT       948741103        434      13875  SH        DEFINED   1,2,3      13875
WESTFIELD FINANCIAL INC        COM              96008D101      10484     515425  SH        DEFINED   1,2,3     515425
WILEY JOHN & SONS INC          CL A             968223206       3194      99800  SH        DEFINED   1,2,3      99800
YANKEE CANDLE INC              COM              984757104       7076     241900  SH        DEFINED   1,2,3     241900
ZOLL MED CORP                  COM              989922109       6385     182000  SH        DEFINED   1,2,3     182000
BAXTER INTL UNITS              CORP UNITS 7%    071813406       1059      18600  SH        DEFINED   1,2,3      18600
INTERNATIONAL RECTIFIER CORP   NOTE 4.250% 7/1  460254AE5       6316    6445000  PRN       DEFINED   1,2,3    6445000
PEP BOYS MANNY MOE & JACK      NOTE 4.250% 6/0  713278AP4       3264    2670000  PRN       DEFINED   1,2,3    2670000